LEASES (Details 1) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of leases [Line Items]
Total minimum lease payments	CAD 24,903	CAD 30,029
Amounts representing interest	(3,526)	(3,894)
Present value of net minimum lease payments	21,377	26,135
Current portion of finance lease obligation	(5,570)	(6,507)
Non-current portion of finance lease obligation	15,807	19,628
Not later than one year [member]
Disclosure Of leases [Line Items]
Total minimum lease payments	6,680	6,495
Later than one year and not later than three years [member]
Disclosure Of leases [Line Items]
Total minimum lease payments	10,207	12,990
Later than four years and not later than five years [member]
Disclosure Of leases [Line Items]
Total minimum lease payments	4,665	6,043
Later than five years [member]
Disclosure Of leases [Line Items]
Total minimum lease payments	CAD 3,351	CAD 4,501